SCHEDULE OF REVENUE AND LONG-LIVED ASSETS, BY GEOGRAPHICAL LOCATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,757,832	$ 11,684,297	$ 7,044,263	$ 17,602,512	$ 24,734,759	$ 10,172,379
Long-Lived Assets					10,426,602
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		2,852,972		11,602,972	11,602,972
Long-Lived Assets
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,757,832	$ 8,831,325	7,044,263	$ 5,999,540	13,131,787
Long-Lived Assets	$ 9,085,496		$ 9,085,496		$ 10,426,602